Fair Value Measurements	6 Months Ended
Jun. 30, 2024
Fair Value Disclosures [Abstract]
Fair Value Measurements
NOTE 6 – FAIR VALUE MEASUREMENTS

The following tables present information about the Company’s assets and liabilities measured at fair value on a recurring basis at March 31, 2024 and December 31, 2023, and the valuation techniques used by the Company to determine those fair values.

In general, fair values determined by Level 1 inputs use quoted prices in active markets for identical assets or liabilities that the Company has the ability to access.

Fair values determined by Level 2 inputs use other inputs that are observable, either directly or indirectly. These Level 2 inputs include quoted prices for similar assets and liabilities in active markets, and other inputs such as interest rates and yield curves that are observable at commonly quoted intervals.

Level 3 inputs are unobservable inputs, including inputs that are available in situations where there is little, if any, market activity for the related asset or liability.

In instances where inputs used to measure fair value fall into different levels in the above fair value hierarchy, fair value measurements in their entirety are categorized based on the lowest level input that is significant to the valuation. The Company’s assessment of the significance of particular inputs to these fair value measurements requires judgment and considers factors specific to each asset or liability.

Disclosures concerning assets and liabilities measured at fair value are as follows:

Assets and Liabilities Measured at Fair Value on a Recurring Basis

(Dollars in thousands)	Quoted Prices In Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance at Date Indicated
Equity Securities Held at Fair Value - June 30, 2024
Equity securities	$4,661	$-	$2,841	$7,502

Investment Securities, Available for Sale - June 30, 2024
U.S. Treasury notes and bonds	$79,311	$-	$-	$79,311
State and municipal	-	229,255	-	229,255
Mortgage-backed	-	173,058	-	173,058
Corporate	-	205	-	205
Asset-backed securities	-	9,841	-	9,841
Total	$79,311	$412,359	$-	$491,670

Derivative Instruments - June 30, 2024
Interest rate derivative contracts - assets	$-	$23,629	$-	$23,629
Interest rate derivative contracts - liabilities	$-	$-	$-	$-

Equity Securities Held at Fair Value - December 31, 2023
Equity securities	$4,749	$-	$2,756	$7,505

Investment Securities, Available for Sale - December 31, 2023
U. S. Treasury notes and bonds	$80,194	$-	$-	$80,194
State and municipal	-	234,682	-	234,682
Mortgage-backed	-	188,501	-	188,501
Corporate	-	204	-	204
Asset-backed securities	-	11,017	-	11,017
Total	$80,194	$434,404	$-	$514,598

Derivative Instruments - December 31, 2023
Interest rate derivative contracts - assets	$-	$8,880	$-	$8,880
Interest rate derivative contracts - liabilities	$-	$-	$-	$-

Securities classified as available for sale are generally reported at fair value utilizing Level 2 inputs. ChoiceOne’s external investment advisor obtained fair value measurements from an independent pricing service that uses matrix pricing, which is a mathematical technique widely used in the industry to value debt securities without relying exclusively on quoted prices for the specific securities but rather by relying on the securities' relationship to other benchmark quoted securities (Level 2 inputs). The fair value measurements considered observable data that may include dealer quotes, market spreads, cash flows and the bonds' terms and conditions, among other things. Securities classified in Level 2 included U.S. Government and federal agency securities, state and municipal securities, mortgage-backed securities, corporate bonds, and asset backed securities. The Company classified certain state and municipal securities and corporate bonds, and equity securities as Level 3. Based on the lack of observable market data, estimated fair values were based on the observable data available and reasonable unobservable market data.

Changes in Level 3 Assets Measured at Fair Value on a Recurring Basis

	Six Months Ended June 30,
(Dollars in thousands)	2024	2023
Equity Securities Held at Fair Value
Balance, January 1	$2,756	$2,542
Total realized and unrealized gains included in noninterest income	52	60
Net purchases, sales, calls, and maturities	33	98
Net transfers into Level 3	-	-
Balance, June 30,	$2,841	$2,700

Amount of total losses for the period included in earning attributable to the change in unrealized gains (losses) relating to assets and liabilities still held at June 30,	$12	$-

Of the Level 3 assets that were held by the Company at June 30, 2024, the net unrealized gain as of June 30, 2024 was $265,000, compared to $202,000 as of June 30, 2023.  The change in the net unrealized gain or loss is recognized in noninterest income or other comprehensive income in the consolidated balance sheets and income statements. Amounts recognized in noninterest income relate to changes in equity securities. A total of $33,000 and $98,000 of Level 3 securities were purchased during the six months ended 2024 and 2023, respectively.

Both observable and unobservable inputs may be used to determine the fair value of positions classified as Level 3 assets and liabilities. As a result, the unrealized gains and losses for these assets and liabilities presented in the tables above may include changes in fair value that were attributable to both observable and unobservable inputs.

The Company also has assets that under certain conditions are subject to measurement at fair value on a non-recurring basis. These assets are not normally measured at fair value, but can be subject to fair value adjustments in certain circumstances, such as impairment. Disclosures concerning assets measured at fair value on a non-recurring basis are as follows:

Assets Measured at Fair Value on a Non-recurring Basis

(Dollars in thousands)	Balances at Dates Indicated	Quoted Prices In Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Collateral Dependent Loans
June 30, 2024	$923	$-	$-	$923
December 31, 2023	$387	$-	$-	$387

Other Real Estate
June 30, 2024	$272	$-	$-	$272
December 31, 2023	$122	$-	$-	$122

Collateral dependent loans classified as Level 3 are loans for which the repayment is expected to be provided substantially through the sale or operation of the collateral when the borrower is experiencing financial difficulty.  The fair value of the collateral should be adjusted for estimated costs to sell if the repayment depends on the sale of the collateral. The net carrying amount of the loan should not exceed the fair value of the collateral (less costs to sell, if applicable).